Inventories	12 Months Ended
Dec. 31, 2017
Classes of current inventories [abstract]
Disclosure of inventories [text block]

14 Inventories

	At 31 December
(in USD million)	2017	2016

Crude oil	2,323	1,966
Petroleum products	596	744
Natural gas	149	160
Other	330	358

Inventories	3,398	3,227

Other inventory consists of spare parts and operational materials, including drilling and well equipment.

The write-down of inventories from cost to net realisable value amounted to an expense of USD 32 million and USD 74 million in 2017 and 2016, respectively.